UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside, 2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ Christopher Cheng     Westport, CT     February 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $226,542 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     7712    93287 SH       SOLE                    93287        0        0
ABBOTT LABS                    COM              002824100     5566   103084 SH       SOLE                   103084        0        0
ALCON INC                      COM SHS          H01301102      338     2055 SH       SOLE                     2055        0        0
AT&T INC                       COM              00206R102     7712   275120 SH       SOLE                   275120        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     5656   132087 SH       SOLE                   132087        0        0
BANK OF AMERICA CORPORATION    COM              060505104     8591   570475 SH       SOLE                   570475        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     5697   203694 SH       SOLE                   203694        0        0
BARD C R INC                   COM              067383109     7495    96215 SH       SOLE                    96215        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      306       93 SH       SOLE                       93        0        0
BMC SOFTWARE INC               COM              055921100      219     5450 SH       SOLE                     5450        0        0
CISCO SYS INC                  COM              17275r102     7065   295121 SH       SOLE                   295121        0        0
EMERSON ELEC CO                COM              291011104     7868   184696 SH       SOLE                   184696        0        0
EXXON MOBIL CORP               COM              30231G102     7923   116196 SH       SOLE                   116196        0        0
GENERAL ELECTRIC CO            COM              369604103     4919   325101 SH       SOLE                   325101        0        0
GOODRICH CORP                  COM              382388106      278     4330 SH       SOLE                     4330        0        0
HALLIBURTON CO                 COM              406216101     6553   217785 SH       SOLE                   217785        0        0
HEWLETT PACKARD CO             COM              428236103      940    18252 SH       SOLE                    18252        0        0
HOME DEPOT INC                 COM              437076102     7798   269535 SH       SOLE                   269535        0        0
INTEL CORP                     COM              458140100     7308   358230 SH       SOLE                   358230        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      353     2700 SH       SOLE                     2700        0        0
INVESCO LTD                    SHS              g491bt108     7788   331565 SH       SOLE                   331565        0        0
JPMORGAN CHASE & CO            COM              46625H100     6975   167376 SH       SOLE                   167376        0        0
KOHLS CORP                     COM              500255104     6828   126614 SH       SOLE                   126614        0        0
MEDTRONIC INC                  COM              585055106     5886   133833 SH       SOLE                   133833        0        0
NORFOLK SOUTHERN CORP          COM              655844108     6099   116340 SH       SOLE                   116340        0        0
ORACLE CORP                    COM              68389X105     7493   305453 SH       SOLE                   305453        0        0
PEPSICO INC                    COM              713448108     7299   120055 SH       SOLE                   120055        0        0
PPL CORP                       COM              69351T106     5118   158401 SH       SOLE                   158401        0        0
PROCTER & GAMBLE CO            COM              742718109     8619   142164 SH       SOLE                   142164        0        0
QUESTAR CORP                   COM              748356102     4874   117251 SH       SOLE                   117251        0        0
RAYTHEON CO                    COM NEW          755111507     7225   140232 SH       SOLE                   140232        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     4406   234090 SH       SOLE                   234090        0        0
SEMPRA ENERGY                  COM              816851109     4829    86256 SH       SOLE                    86256        0        0
ST JUDE MED INC                COM              790849103     3251    88395 SH       SOLE                    88395        0        0
STAPLES INC                    COM              855030102     5601   227769 SH       SOLE                   227769        0        0
TERADATA CORP DEL              COM              88076W103     6866   218457 SH       SOLE                   218457        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     8817   127021 SH       SOLE                   127021        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7485   245567 SH       SOLE                   245567        0        0
US BANCORP DEL                 COM NEW          902973304     4378   194474 SH       SOLE                   194474        0        0
WAL MART STORES INC            COM              931142103     6408   119895 SH       SOLE                   119895        0        0